LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS.
LONG-TERM INVESTMENTS

14.  LONG-TERM INVESTMENTS

Long-term investments held by the Group consisted of the following:

	As at December 31,
	2020	2021	2021
	RMB	RMB	US$
Equity investments without readily determinable fair value	45,085	51,524	8,085
Equity method investments	187,935	277,056	43,476
Available-for-sale debt securities	80,000	62,045	9,736
Less: Impairment loss	—	—	—
Total	313,020	390,625	61,297

Equity investments without readily determinable fair value:

		Equity interest owned by the
		Group
		As at December 31,
	Note	2020		2021
		RMB		RMB
Allcure Information	i)	22,160	9.6%	22,160	9.6%
Concord Healthcare Singapore Pte. Ltd	ii)	22,925	10%	22,925	10%
Legion Healthcare Partners LLC	iii)	—	—	6,439	5.83%

i)	20% equity interest of Allcure Information was obtained in 2015. During year ended December 31, 2018, Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. As of December 31, 2021, the share ownership of the Group remained 9.6%. As of December 31, 2020 and 2021, no impairment was recorded for the investment.
ii)	As stated in note 4, the balance represented 10% remaining noncontrolling interests in CHS. The investment was accounted for using measurement alternative. As of December 31, 2020 and 2021, no impairment was recorded for the investment.
iii)	In March, 2021, the Group obtained the 5.83% equity interest of Legion Healthcare Partners LLC through purchase. As of December 31, 2021, no impairment was recorded for the investment.

The Group did not record any unrealized gains (upward adjustments) and losses (downward adjustments and impairment) for equity investments without readily determinable fair values for the years presented.

Equity method investments:

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2020		2021
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		11,161	29.70%	12,468	29.70%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	i)	9,904	5.15%	11,051	5.15%
Zhejiang Marine Leasing Ltd	ii)	166,870	20.00%	167,044	20.00%
Guangdong Hengjian Proton Medical Industry Co., Ltd (“Guangdong Hengjian”)	iii)	—	—	86,493	14.20%

i)	In 2017, the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018 and 2019, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41% and 5.15% respectively as of December 31, 2018 and 2019. As of December 31, 2020 and 2021, the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan's daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners.
ii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2020 and 2021 was RMB166,870 and RMB167,044 (US$26,213) (note 18), respectively.
iii)	In December 2020, Aohua Technology, a subsidiary of the Group, entered into a capital increase agreement with Guangdong Hengjian and the original shareholders of Guangdong Hengjian to obtain shares of Guangdong Hengjian. The registration change was completed on January 13, 2021, and as of December 31, 2021, RMB 86,649 has been paid, which takes 14.20% shares. The Group has significant influence over Guangdong Hengjian due to the Group was entitled to delegate 2 out of 5 directors in the board and participated in policy-making processes of Guangdong Hengjian.

Available-for-sale debt securities:

	As at December 31, 2021
		Redemption	Redemption Notice
	Fair value	Frequency	Period
	RMB
Private equity funds	62,045	Annually	5-9 days
	62,045

Available-for-sale debt securities represent an investment in a private equity fund made in the year ended December 31, 2020. In May 2021, the Company redeemed RMB 19,978 (US$3,135) investment in the private equity fund. The private equity fund was controlled by a third-party fund management company. The fund was founded on June 27, 2016. The private equity fund invested into debt securities of a third-party company. The investment cannot be redeemed during the fund closed period. The Open Day was the annual date of the foundation date of the fund.

This investment is carried at fair values which was estimated using the net asset value,and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income (loss).